UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment:  ___  Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___ adds/deletes holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Churchill Management Corporation
Address:  5900 Wilshire Blvd., Suite 600
          Los Angeles, CA  90036

Form 13F File Number:    28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Eileen Holmes
Title:    Senior Vice President
Phone:    323-937-7110

Signature, Place and Date of Signing:
Eileen Holmes                      Los Angeles, CA          April 13, 2007
          [Signature]                   [City, State]       [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      42

Form 13F Information Table Value Total:      $437,656 (X1000)


List of Other Included Managers:

NONE
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
NAME OF ISSUER            TIT  CUSIP       VALUE X1000      SHARES              INV  OTHER   VOTING AUTH
                          LE                                                    .    MGR
                          OF                                                    DIS
                          CLA                                                   C.
                          SS
                                                                                                SOLE
ALTRIA GROUP INC          COM  02209S103   316            3598.72        SH     SOLE         3598.72
AT&T INC COM              COM  00206r102   35357          896714.11      SH     SOLE         896714.11
BERKSHIRE HATHAWAY INC    COM  084670108   218             2.00          SH     SOLE         2.00
CL A
BERKSHIRE HATHAWAY INC    COM  084670207   349            96.00          SH     SOLE          96.00
CL B
BOEING CO                 COM  097023105   28123          316308.72      SH     SOLE         316308.72
CHEVRON CORPORATION       COM  166764100   244            3300.67        SH     SOLE         3300.67
CITIGROUP INC             COM  172967101   212            4121.65        SH     SOLE         4121.65
CORRECTIONS CP AM NEW     COM  22025Y407   3156           59765.00       SH     SOLE          59765.00
COM NEW
CRYSTALLEX INTL CORP COM  COM  22942F101   307            83000.00       SH     SOLE          83000.00
DNP SELECT INCOME FD COM  COM  23325P104   318            28309.00       SH     SOLE          28309.00
EDISON INTERNATIONAL      COM  281020107   205            4172.00        SH     SOLE         4172.00
EPROMOS.COM, INC.         COM  8324197     0              10000.00       SH     SOLE          10000.00
RESTRICTED
EXXON MOBIL CORP          COM  30231G102   700            9279.95        SH     SOLE         9279.95
FIRST REP BK SAN COM      COM  336158100   312            5802.00        SH     SOLE         5802.00
GENERAL ELECTRIC CO       COM  369604103   273            7725.99        SH     SOLE         7725.99
GOOGLE INC CL A           COM  38259p508   204            445.00         SH     SOLE         445.00
INTRAOP MED CORP COM      COM  46118N101    14            71428.00       SH     SOLE          71428.00
INVENTIV HEALTH           COM  46122e105   334            8710.00        SH     SOLE         8710.00
ISHARES TR DJ US          COM  464287713   43695          1404090.66     SH     SOLE         1404090.66
TELECOMM
ISHARES TR RUSL 2000      COM  464287630   292            3601.00        SH     SOLE         3601.00
VALU
ISHARES TR RUSSELL MCP    COM  464287473   271            1770.00        SH     SOLE         1770.00
VL
ISHARES TR RUSSELL        COM  464287499   262            2510.00        SH     SOLE         2510.00
MIDCAP
ISHARES TR                COM  464287614   245            4400.00        SH     SOLE         4400.00
RUSSELL1000GRW
ISHARES TR                COM  464287598   279            3355.00        SH     SOLE         3355.00
RUSSELL1000VAL
ISHARES TR S&P 500 VALUE  COM  464287408   139994         1804050.17     SH     SOLE         1804050.17
ISHARES TRUST RUSSELL     COM  464287655   295            3706.00        SH     SOLE         3706.00
2000 IND
KIMBERLY CLARK CORP COM   COM  494368103   227            3320.00        SH     SOLE         3320.00
MALAGA FINL CORP COM      COM  561046103   374            32535.00       SH     SOLE          32535.00
MICROSOFT CORP            COM  594918104   371            13328.88       SH     SOLE          13328.88
NCT GROUP INC COM         COM  62888Q109   0              30300.00       SH     SOLE          30300.00
NUVEEN SENIOR INCOME      COM  67067Y104   186            21000.00       SH     SOLE          21000.00
FUND
ORACLE CORP               COM  68389X105   185            10220.00       SH     SOLE          10220.00
PEPSICO INC               COM  713448108   297            4669.45        SH     SOLE         4669.45
PROCTER & GAMBLE CO       COM  742718109   335            5297.43        SH     SOLE         5297.43
SECTOR SPDR TR SBI CYCL   COM  81369Y407   321            8440.45        SH     SOLE         8440.45
TRANS
SECTOR SPDR TR SBI INT-   COM  81369Y506   247            4105.00        SH     SOLE         4105.00
ENERGY
SELECT SECTOR SPDR FUND   COM  81369Y100   241            6330.00        SH     SOLE         6330.00
SHS BE
SELECT SECTOR SPDR TR     COM  81369Y886   245            6180.00        SH     SOLE         6180.00
SBI INT- COM
STANDARD & POORS          COM  78462f103   157573         1109668.63     SH     SOLE         1109668.63
DEPOSITARY RE
TELECOM HLDRS TR          COM  87927P200   20510          543894.44      SH     SOLE         543894.44
DEPOSITRY RCP COM
UNITED TECHNOLOGIES CORP  COM  913017109   259            3977.06        SH     SOLE         3977.06
WALT DISNEY CO HOLDING    COM  254687106   309            8983.00        SH     SOLE         8983.00
CO



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